Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 5: - OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2020	2019

Indirect taxes	$252	$620
Prepaid expenses	1,135	790
Others	50	126

	$1,437	$1,536